Note A - Organization - 10-Q	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE A — ORGANIZATION

Vestin Realty Mortgage II, Inc. (“VRM II”) formerly Vestin Fund II, LLC (“Fund II”) invests in loans secured by real estate through deeds of trust or mortgages (hereafter referred to collectively as “deeds of trust” and as defined in our management agreement (“Management Agreement”) as “Mortgage Assets”). In addition we may invest in, acquire, manage or sell real property or acquire entities involved in the ownership or management of real property. We commenced operations in June 2001. References in this report to the “Company,” “we,” “us,” or “our” refer to Fund II with respect to the period prior to April 1, 2006 and to VRM II with respect to the period commencing on April 1, 2006.

We operated as a real estate investment trust (“REIT”) through December 31, 2011. We are not a mutual fund or an investment company within the meaning of the Investment Company Act of 1940, nor are we subject to any regulation thereunder. As a REIT, we were required to have a December 31 fiscal year end. We announced on March 28, 2012 that we terminated our election to be treated as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), effective for the tax year ending December 31, 2012. Under the Code, we will not be able to make a new election to be taxed as a REIT during the four years following December 31, 2012. Pursuant to our charter, upon the determination by the Board of Directors that we should no longer qualify as a REIT, the restrictions on transfer and ownership of shares set forth in Article VII of our charter ceased to be in effect and, accordingly, shares of the Company’s stock are no longer be subject to such restrictions.

Vestin Group, Inc. (“Vestin Group”), a Delaware corporation, owns a significant majority of Vestin Mortgage, LLC, a Nevada limited liability company, which is our manager (the “manager” or “Vestin Mortgage”). On January 7, 2011, Vestin Mortgage converted from a corporation to a limited liability company. Michael Shustek, the CEO and managing member of our manager and CEO, President and a director of us, wholly owns Vestin Group, which is engaged in asset management, real estate lending and other financial services through its subsidiaries. Our manager, prior to June 30, 2006, also operated as a licensed Nevada mortgage broker and was generally engaged in the business of brokerage, placement and servicing of commercial loans secured by real property. Since February 14, 2011, the business of brokerage and placement of real estate loans have been performed by affiliated or non-affiliated mortgage brokers, including Advant Mortgage, LLC (“MVP Mortgage”), a licensed Nevada mortgage broker, which is wholly owned by Mr. Shustek.

Pursuant to a management agreement, our manager is responsible for managing our operations and implementing our business strategies on a day-to-day basis. Consequently, our operating results are dependent to a significant extent upon our manager’s ability and performance in managing our operations and servicing our loans.

Our board of directors has recommended that we change our manager by appointing VRM Management LLC (“Vestin Managment”) as its new manager. VRM Management is a newly formed Nevada limited liability company which is 90% owned by our Chairman and Chief Executive Officer, Michael Shustek and 10% owned by Craig Burr. Mr. Burr is an attorney who has been engaged in the private practice of law in Las Vegas, Nevada for more than 19 years. The current employees and officers of Vestin Mortgage would join VRM Management and would continue to render services to us through this new entity.

The terms of the proposed management agreement with VRM Management are identical to our current Management Agreement with Vestin Mortgage. In addition, VRM Management will be subject to the continuing oversight of our board of directors to be the same extent as Vestin Mortgage.

Vestin Mortgage is also the manager of Vestin Realty Mortgage I, Inc. (“VRM I”), as the successor by merger to Vestin Fund I, LLC (“Fund I”) and Vestin Fund III, LLC (“Fund III”). VRM I has investment objectives similar to ours, and Fund III is in the process of an orderly liquidation of its assets.

During April 2009, we entered into an accounting services agreement with Strategix Solutions, LLC (“Strategix Solutions”), a Nevada limited liability company, for the provision of accounting and financial reporting services. Strategix Solutions also provides accounting and financial reporting services to VRM I and Fund III. Our CFO and other members of our accounting staff are employees of Strategix Solutions. Strategix Solutions is managed by LL Bradford and Company, LLC (“LL Bradford”), a certified public accounting firm that has provided non-audit accounting services to us. The principal manager of LL Bradford was a former officer of our manager from April 1999 through January 1, 2005. Strategix Solutions is owned by certain partners of LL Bradford, none of whom are currently or were previously officers of our manager. As used herein, “management” means our manager, its manager, its executive officers and the individuals at Strategix Solutions who perform accounting and financial reporting services on our behalf.

NOTE A — ORGANIZATION

Vestin Realty Mortgage II, Inc. (“VRM II”) formerly Vestin Fund II, LLC (“Fund II”) invests in loans secured by real estate through deeds of trust or mortgages (hereafter referred to collectively as “deeds of trust” and as defined in our management agreement (“Management Agreement”) as “Mortgage Assets”). References in this report to the “Company,”“we,”“us,” or “our” refer to Fund II with respect to the period prior to April 1, 2006 and to VRM II with respect to the period commencing on April 1, 2006.  Because we were a limited liability company (“LLC”) during the prior periods reflected in this report, we make reference to Fund II’s “members” rather than “stockholders” in reporting our financial results.

We operate as a real estate investment trust (“REIT”).  We are not a mutual fund or an investment company within the meaning of the Investment Company Act of 1940, nor are we subject to any regulation thereunder.  As a REIT, we are required to have a December 31 fiscal year end.  Our Board of Directors has been exploring releasing our status as a REIT. We expect a resolution will be made by March 30, 2012 to terminate our REIT status based on legal advice to be received by this date. As such, the Company will not be taxed as a REIT for the year ending December 31, 2012.  The required filings to make this resolution effective have been prepared and submitted to the Internal Revenue Service as of the date of this filing.

Vestin Group, Inc. (“Vestin Group”), a Delaware corporation, owns a significant majority of Vestin Mortgage, LLC, a Nevada limited liability company, who is our manager (the “manager” or “Vestin Mortgage”). On January 7, 2011, Vestin Mortgage converted from a corporation to a limited liability company.  Michael Shustek, the CEO and managing member of our manager and CEO, President and a director of us, wholly owns Vestin Group, which is engaged in asset management, real estate lending and other financial services through its subsidiaries.  Our manager, prior to June 30, 2006, also operated as a licensed Nevada mortgage broker and was generally engaged in the business of brokerage, placement and servicing of commercial loans secured by real property.  On July 1, 2006, a mortgage broker license was issued to an affiliated company, Vestin Originations, Inc. (“Vestin Originations”), which is majority-owned by Vestin Group.  Vestin Originations continued the business of brokerage, placement and servicing of real estate loans.  Effective February 14, 2011, the business of brokerage and placement of real estate loans will be performed by affiliated or non-affiliated mortgage brokers, including Vestin Originations and Advant Mortgage, LLC (“Advant”), both licensed Nevada mortgage brokers, which are indirectly majority by Mr. Shustek.

As discussed in Part I, Item 1, Business of this Annual Report on Form 10-K, we are managed by Vestin Mortgage pursuant to a management agreement.  Vestin Mortgage is also the manager of Vestin Realty Mortgage I, Inc. (“VRM I”), as the successor by merger to Vestin Fund I, LLC (“Fund I”) and Vestin Fund III, LLC (“Fund III”).  These entities were formed to invest in real estate loans.  VRM I has investment objectives similar to ours, and Fund III is in the process of an orderly liquidation of its assets.

The consolidated financial statements include the accounts of us, our wholly owned taxable REIT subsidiary, Vestin TRS II, Inc (“TRS II”), Hawaii Funeral Services, LLC (“HFS”) and related trusts (see Note G).  All significant inter-company transactions and balances have been eliminated in consolidation.

During April 2009, we entered into an accounting services agreement with Strategix Solutions, LLC (“Strategix Solutions”), a Nevada limited liability company, for the provision of accounting and financial reporting services.  Strategix Solutions also provides accounting and financial reporting services to VRM I and Fund III.  Our CFO and other members of our accounting staff are employees of Strategix Solutions.  Strategix Solutions is managed by LL Bradford and Company, LLC ("LL Bradford"), a certified public accounting firm that has provided non-audit accounting services to us.  The principal manager of LL Bradford was a former officer of our manager from April 1999 through January 1, 2005.  Strategix Solutions is owned by certain partners of LL Bradford, none of whom are currently or were previously officers of our manager.  As used herein, “management” means our manager, its manager, its executive officers and the individuals at Strategix Solutions who perform accounting and financial reporting services on our behalf.

On January 21, 2011, Eric Bullinger was appointed as our new CFO by the Board of Directors, pursuant to the terms of our agreement with Strategix Solutions, who was responsible for designating, subject to the approval of our Board of Directors, a new CFO for the Company.  From May 21, 2010, until January 21, 2011, our current CEO, Michael Shustek, was acting as our interim CFO.